INCOME TAXES - Summary of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense:	¥ 207,567		¥ 177,720	¥ 141,578
Deferred income tax (benefit) expense:	40,049		(22,322)	(15,854)
Total income tax expense	¥ 247,616	$ 34,876	¥ 155,398	¥ 125,724